PENSION PLANS. (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of defined contribution plan schedule
	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

Interest cost	$55	$46	$165	$138
Service cost	17	2	51	6
Amortization of loss	30	33	90	99
Net periodic expense	$102	$81	$306	$243

Schedule of retirement plan costs
	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

Interest cost	$190	$174	$570	$522
Service cost	94	106	282	318
Expected return on plan assets	(190)	(204)	(570)	(612)
Net periodic expense	$94	$76	$282	$228

Postretirement Plan [Member]
Schedule of defined contribution plan schedule

Information related to the Retirement Plan as of and for the years ended December 31, 2018, 2017 and 2016 is presented below (dollars in thousands):

	2018	2017	2016

Changes in plan assets:
Fair value of plan assets, beginning	$13,958	$12,423	$12,567
Actual gains (losses)	(946)	1,722	523
Benefits paid	(667)	(665)	(667)
Company contributions	912	478	—
Participant contributions	—	—	—
Fair value of plan assets, ending	$13,257	$13,958	$12,423
Less: projected accumulated benefit obligation	$18,690	$19,658	$18,455
Funded status, (underfunded)/overfunded	$(5,433)	$(5,700)	$(6,032)

Amounts recognized in the consolidated balance sheets:
Other liabilities	$(5,433)	$(5,700)	$(6,032)
Accumulated other comprehensive loss (income)	$1,069	$726	$1,047

Components of net periodic benefit costs are as follows:
Service cost	$424	$391	$223
Interest cost	694	750	686
Expected return on plan assets	(816)	(674)	(794)
Net periodic benefit cost	$302	$467	$115
Loss (gain) recognized in other comprehensive income (expense)	$343	$(321)	$1,932

Assumptions used in computation benefit obligations:
Discount rate	4.15%	3.60%	4.15%
Expected long-term return on plan assets	6.25%	6.00%	6.75%
Rate of compensation increase	—	—	—

Schedule of expected benefit payments

The following table summarizes the expected benefit payments for the Company's Retirement Plan for each of the next five fiscal years and in the aggregate for the five fiscal years thereafter (in thousands):

December 31:
2019	$760
2020	790
2021	800
2022	840
2023	890
2024-28	5,100
$9,180

Retirement Plan [Member]
Schedule of defined contribution plan schedule

Information related to the Postretirement Plan as of December 31, 2018 and 2017 is presented below (dollars in thousands):

	2018	2017

Amounts at the end of the year:
Accumulated/projected benefit obligation	$5,711	$5,565
Fair value of plan assets	—
Funded status, (underfunded)/overfunded	$(5,711)	$(5,565)

Amounts recognized in the consolidated balance sheets:
Accrued liabilities	$(320)	$(240)
Other liabilities	$(5,392)	$(5,325)
Accumulated other comprehensive loss	$1,390	$1,508

	Years Ended December 31,
	2018	2017	2016

Amounts recognized in the plan for the year:
Company contributions	$137	$157	$163
Participant contributions	$14	$22	$22
Benefits paid	$(152)	$(179)	$(184)

Components of net periodic benefit costs are as follows:
Service cost	$84	$84	$48
Interest cost	182	198	139
Amortization of prior service costs	131	134	—
Net periodic benefit cost	$397	$416	$187

Loss (gain) recognized in other comprehensive income	$(118)	$(65)	$1,728

Discount rate used in computation of benefit obligations	3.35%	3.80%	3.95%

Schedule of expected benefit payments

The following table summarizes the expected benefit payments for the Company's Post-Retirement Plan for each of the next five fiscal years and in the aggregate for the five fiscal years thereafter (in thousands):

December 31:
2019	$320
2020	320
2021	370
2022	360
2023	390
2024-28	2,350
$4,110